Joint arrangements and associates - Joint ventures and other equity accounted investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Net investment beginning	$ 2,758	$ 2,686
Net income/(loss) from equity accounted investments	(1)	620	$ 259
Impairment	(363)	(832)
Acqusitions and increase in paid in capital	926	337
Dividends and other distributions	(286)	(210)
Other comprehensive income / (loss)	(10)	384
Divestments, derecognition and decrease in paid in capital	(517)	(22)
Other	0	(205)
Net investment ending	2,507	2,758	2,686
Equity accounted investments	2,508	$ 2,758	$ 2,686
Several investments [Member] | Maximum [Member]
Disclosure of associates [line items]
Equity accounted investments	$ 500